Harbor Target Retirement 2045 Fund
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Harbor Target Retirement 2045 Fund Institutional Class
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses,	0.76%	[1],[2]
Net Expenses	0.76%	[3]
[1]	Restated to reflect current fees.
[2]	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
[3]	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Harbor Target Retirement 2045 Fund | Institutional Class | USD ($)	78	254	445	997

Portfolio Turnover

The Fund's holdings are investments in other Harbor mutual funds (the "underlying funds"). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or "turns over" its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2018 was 22%.

Principal Investment Strategy

The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund follows a glide path that adjusts the combination of underlying funds to become more conservative over time, meaning that the percentage of assets providing exposure to stocks will decrease while the percentage of assets providing exposure to fixed income securities will increase. Within 5 years after 2045, the Fund's asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund's current target allocations are:

Equity	74%
Fixed Income	26%
Money Market	0%

See "Additional Information about the Funds' Investments" section of this prospectus for further details regarding the Fund's target allocations and glide path.

While the Fund gradually decreases its exposure to equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. The Adviser regularly reviews the Fund's allocations to determine whether rebalancing is appropriate. The Adviser may adjust the selection and weightings of the underlying Harbor funds due to a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. Although the Adviser does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities, the Adviser may also adjust the Fund's asset allocation in response to changing market conditions or for other reasons determined by the Adviser to be in the best interests of the Fund's shareholders. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings consist of a diversified mix of large-, mid-, and small-cap U.S. stocks, foreign stocks, including those of companies located in emerging market countries, and employ various investment styles including growth and value.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as "junk bonds"); mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities.

See "Descriptions of the Underlying Harbor Funds" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 74% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 26% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

Derivatives Risk: The value of derivative instruments held by the underlying fund may not change in the manner expected by an underlying fund's subadviser, which could result in disproportionately large losses to the underlying fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for an underlying fund to sell its fixed income securities when an underlying fund's subadviser wishes to sell or must sell to meet redemptions.

Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the underlying fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The year-to-date return for the Institutional Class shares is 16.64% as of September 30, 2019.

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:

	Total Returns	Quarter/Year
Best Quarter	19.06%	Q2 2009
Worst Quarter	-17.99%	Q3 2011

Average Annual Total Returns — As of December 31, 2018
Average Annual Total Returns - Harbor Target Retirement 2045 Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		(8.64%)	3.69%	9.18%	9.18%	Jan. 02, 2009
Institutional Class | After Taxes on distributions		(10.54%)	1.85%	7.41%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		(4.29%)	2.40%	7.02%
Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	[1]	0.01%	2.52%	3.48%	3.48%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	[1]	(13.79%)	0.53%	6.32%	6.32%
Russell 3000® (reflects no deduction for fees, expenses or taxes)	[1]	(5.24%)	7.91%	13.19%	13.19%
Composite Index 2045 (reflects no deduction for fees, expenses or taxes)	[2]	(7.69%)	3.82%	9.33%	9.33%
[1]	Since Inception return based on the inception date of the Fund.
[2]	The Composite Index 2045 is derived by applying the Harbor Target Retirement 2045 Fund's (the "2045 Fund") target asset allocation to the results of the underlying funds' benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund's benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2045 match the 2045 Fund's historical target asset allocation and are adjusted as changes are made to this asset allocation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.